VANECK RUSSIA SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 0.0%
Banks : 0.0%
Credit Bank of Moscow PJSC * 21,005,200 $ 0
Underline
Commercial & Professional Services : 0.0%
HeadHunter Group Plc (ADR) * 31,919 0
Underline
Consumer Discretionary Distribution &
Retail : 0.0%
Detsky Mir PJSC 144A * 1,155,798 0
M.Video PJSC * 110,194 0
0
Consumer Staples Distribution & Retail : 0.0%
Lenta International Co. PJSC
(GDR) * 263,199 0
Underline
Energy : 0.0%
Sovcomflot PJSC 989,960 0
Underline
Financial Services : 0.0%
SFI PJSC 2,663 0
Underline
Food, Beverage & Tobacco : 0.0%
NovaBev Group PJSC 11,235 0
Ros Agro Plc (GDR) * 77,690 0
0
Materials : 0.0%
Mechel PAO * 438,883 0
Raspadskaya OJSC * 703,205 0
Segezha Group PJSC 144A * 8,945,900 0
0
Real Estate Management & Development :
0.0%
Etalon Group Plc (GDR) * 394,873 0
Gruppa Kompanii Samolyot
PAO * 16,988 0
LSR Group PJSC 103,574 0
0
Number
of Shares Value
Telecommunication Services : 0.0%
Sistema AFK PAO 6,612,640 $ 0
Underline
Transportation : 0.0%
Aeroflot PJSC * 1,885,382 0
Globaltrans Investment Plc
(GDR) * 182,773 0
Novorossiysk Commercial Sea
Port PJSC 8,972,400 0
0
Utilities : 0.0%
Mosenergo PJSC 19,492,800 0
OGK-2 PJSC 51,450,600 0
TGC-1 PJSC * 1,701,100,000 0
Unipro PJSC * 24,734,000 0
0
Total Common Stocks
(Cost: $24,435,670) 0
PREFERRED SECURITIES: 0.0%
(Cost: $341,611)
Utilities : 0.0%
Rosseti Lenenergo PJSC 171,506 0
Underline
MONEY MARKET FUND: 117.5%
(Cost: $404,443)
State Street Institutional
Treasury Plus - Institutional
Class 404,443 404,443
Underline
Total Investments: 117.5%
(Cost: $25,181,724) 404,443
Liabilities in excess of other assets: (17.5)% (60,173)
NET ASSETS: 100.0% $ 344,270
Definitions:
ADR American Depositary Receipt
GDR Global Depositary Receipt
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $0, or 0.0% of net assets.